Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000014875
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Fixed Income Fund
Class Name	Class A
Trading Symbol	SZEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.13%

Gross expense ratio as of the latest prospectus: 1.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	20.95%	0.76%	1.15%
Class A Adjusted for the Maximum Sales Charge (max 4.5% load)	15.51%	-0.17%	0.69%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
JP Morgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 53,668,234
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 199,751
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	53,668,234
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	199,751
Effective Duration	4.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Sovereign	62%
Agency	25%
Supranational	8%
Cash Equivalents	4%
Corporates	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
A	5%
BBB	29%
BB	34%
B	18%
CCC	7%
CC	1%
C	2%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
South Africa	6%
Mexico	6%
Nigeria	5%
Colombia	5%
Togo	4%
Hungary	4%
Dominican Republic	4%
Egypt	4%
Turkey	4%
Angola	3%
Other	50%

Material Fund Change [Text Block]
C000014879
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Fixed Income Fund
Class Name	Class S
Trading Symbol	SCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$97	0.88%

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	21.44%	1.03%	1.40%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
JP Morgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 53,668,234
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 199,751
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	53,668,234
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	199,751
Effective Duration	4.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Sovereign	62%
Agency	25%
Supranational	8%
Cash Equivalents	4%
Corporates	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
A	5%
BBB	29%
BB	34%
B	18%
CCC	7%
CC	1%
C	2%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
South Africa	6%
Mexico	6%
Nigeria	5%
Colombia	5%
Togo	4%
Hungary	4%
Dominican Republic	4%
Egypt	4%
Turkey	4%
Angola	3%
Other	50%

Material Fund Change [Text Block]
C000063958
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	SZEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.88%

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	21.28%	1.01%	1.43%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
JP Morgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 53,668,234
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 199,751
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	53,668,234
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	199,751
Effective Duration	4.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Sovereign	62%
Agency	25%
Supranational	8%
Cash Equivalents	4%
Corporates	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
A	5%
BBB	29%
BB	34%
B	18%
CCC	7%
CC	1%
C	2%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
South Africa	6%
Mexico	6%
Nigeria	5%
Colombia	5%
Togo	4%
Hungary	4%
Dominican Republic	4%
Egypt	4%
Turkey	4%
Angola	3%
Other	50%

Material Fund Change [Text Block]